Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Common stocks: 96.67%
Communication services: 1.66%
Entertainment: 1.66%
Lions Gate Entertainment Class B †	333,709	$ 4,755,353
Zynga Incorporated Class A †	1,148,114	10,424,875
		15,180,228
Consumer discretionary: 9.73%
Auto components: 0.70%
Fox Factory Holding Corporation †	54,095	6,384,292
Hotels, restaurants & leisure: 2.39%
International Game Technology plc	469,882	14,387,787
Papa John's International Incorporated	70,251	7,504,212
		21,891,999
Household durables: 1.22%
Skyline Champion Corporation †	122,234	8,219,014
Traeger Incorporated †«	298,110	2,942,346
		11,161,360
Leisure products: 1.48%
Callaway Golf Company †	287,889	7,122,374
Hayward Holdings Incorporated †	356,128	6,371,130
		13,493,504
Multiline retail: 0.55%
Ollie's Bargain Outlet Holdings Incorporated †	116,089	5,012,723
Specialty retail: 3.39%
Academy Sports & Outdoors Corporation †	167,726	5,429,291
American Eagle Outfitters Incorporated	294,486	6,207,765
Burlington Stores Incorporated †	27,519	6,216,267
Five Below Incorporated †	32,695	5,349,229
Monro Muffler Brake Incorporated	73,448	3,428,553
Sleep Number Corporation †	65,652	4,313,336
		30,944,441
Consumer staples: 3.18%
Beverages: 0.11%
Zevia PBC Class A †	170,345	1,064,656
Food & staples retailing: 1.20%
Performance Food Group Company †	195,596	10,961,200
Food products: 0.89%
Lamb Weston Holdings Incorporated	121,954	8,101,404
Personal products: 0.98%
e.l.f. Beauty Incorporated †	337,474	8,919,438
See accompanying notes to portfolio of investments

Allspring Small Company Growth Portfolio  |  1

Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Financials: 10.39%
Banks: 1.23%
Triumph Bancorp Incorporated †	111,764	$ 11,212,164
Capital markets: 3.96%
Evercore Partners Incorporated Class A	60,203	7,646,383
Focus Financial Partners Class A †	139,099	6,960,514
Open Lending Corporation Class A †	147,625	3,075,029
Stifel Financial Corporation	154,854	11,381,769
VIRTU Financial Incorporated Class A	201,542	7,070,093
		36,133,788
Insurance: 4.33%
BRP Group Incorporated Class A †	379,940	10,550,934
Goosehead Insurance Incorporated Class A	105,585	9,183,783
Palomar Holdings Incorporated †	141,219	9,098,740
Ryan Specialty Group Holdings Incorporated †	268,149	10,742,049
		39,575,506
Thrifts & mortgage finance: 0.87%
Essent Group Limited	179,671	7,937,865
Health care: 24.62%
Biotechnology: 4.60%
Amicus Therapeutics Incorporated †	496,197	4,039,044
Avid Bioservices Incorporated †	254,889	5,220,127
Blueprint Medicines Corporation †	69,245	4,192,785
Cytokinetics Incorporated †	131,671	4,650,620
Insmed Incorporated †	198,522	4,744,676
Ionis Pharmaceuticals Incorporated †	78,203	2,610,416
Iovance Biotherapeutics Incorporated †	141,637	2,219,452
Mirati Therapeutics Incorporated †	23,817	2,102,803
Neurocrine Biosciences Incorporated †	54,794	4,924,337
Turning Point Therapeutics Incorporated †	70,692	2,238,109
Ultragenyx Pharmaceutical Incorporated †	75,299	5,069,129
		42,011,498
Health care equipment & supplies: 7.05%
Atricure Incorporated †	146,094	10,146,228
Axonics Modulation Technologies Incorporated †	161,308	9,155,842
BioLife Solutions Incorporated †	186,493	4,382,586
Cerus Corporation †	891,593	5,233,651
Conmed Corporation	74,108	10,831,625
Haemonetics Corporation †	100,669	5,809,608
Novocure Limited †	25,968	2,125,740
Silk Road Medical Incorporated †	248,053	9,210,208
Tactile Systems Technology Class I †	211,768	4,311,596
ViewRay Incorporated †	759,983	3,161,529
		64,368,613
Health care providers & services: 3.04%
AMN Healthcare Services Incorporated †	79,662	8,455,325
HealthEquity Incorporated †	129,267	6,942,931
Oak Street Health Incorporated †«	161,461	2,827,182
See accompanying notes to portfolio of investments

2  |  Allspring Small Company Growth Portfolio

Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Health care providers & services (continued)
Privia Health Group Incorporated †	176,670	$ 4,547,486
U.S. Physical Therapy Incorporated	54,712	5,031,863
		27,804,787
Health care technology: 3.80%
Allscripts Healthcare Solutions Incorporated †	444,385	8,647,732
Evolent Health Incorporated Class A †	309,053	8,236,262
Omnicell Incorporated †	90,432	11,691,049
Phreesia Incorporated †	199,451	6,141,096
		34,716,139
Life sciences tools & services: 5.18%
Adaptive Biotechnologies Corporation †	171,949	2,481,224
Avantor Incorporated †	384,233	13,329,043
ICON plc ADR †	75,162	17,889,307
Syneos Health Incorporated †	171,184	13,557,773
		47,257,347
Pharmaceuticals: 0.95%
Axsome Therapeutics Incorporated †«	100,485	2,824,633
Pacira Biosciences Incorporated †	87,129	5,810,633
		8,635,266
Industrials: 20.87%
Aerospace & defense: 1.51%
Kratos Defense & Security Solutions Incorporated †	293,813	6,146,568
Mercury Systems Incorporated †	126,725	7,631,380
		13,777,948
Airlines: 0.71%
Sun Country Airlines Holding †	241,174	6,523,757
Building products: 3.42%
A.O. Smith Corporation	52,033	3,568,423
Advanced Drainage Systems Incorporated	78,388	9,149,447
Masonite International Corporation †	85,241	8,040,784
PGT Incorporated †	246,090	5,293,396
The AZEK Company Incorporated †	175,013	5,161,133
		31,213,183
Commercial services & supplies: 0.99%
IAA Incorporated †	105,462	3,874,674
KAR Auction Services Incorporated †	277,327	5,119,456
		8,994,130
Construction & engineering: 0.68%
Dycom Industries Incorporated †	71,751	6,246,642
Electrical equipment: 1.32%
Atkore International Incorporated †	65,487	6,660,683
Vicor Corporation †	71,618	5,354,878
		12,015,561
See accompanying notes to portfolio of investments

Allspring Small Company Growth Portfolio  |  3

Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Machinery: 3.06%
Chart Industries Incorporated †	57,263	$ 8,268,777
SPX Corporation †	164,459	8,338,071
Wabash National Corporation	319,083	5,437,174
Woodward Incorporated	47,486	5,918,180
		27,962,202
Professional services: 5.99%
ASGN Incorporated †	124,496	13,792,912
Clarivate plc †	312,016	4,674,000
FTI Consulting Incorporated †	56,413	8,236,298
ICF International Incorporated	107,015	9,483,669
KBR Incorporated	240,670	11,946,859
Sterling Check Corporation †	310,651	6,542,310
		54,676,048
Road & rail: 1.55%
Knight-Swift Transportation Holdings Incorporated	135,661	7,390,811
Schneider National Incorporated Class B	258,896	6,762,364
		14,153,175
Trading companies & distributors: 1.64%
Boise Cascade Company	88,885	7,105,467
Core & Main Incorporated †	351,053	7,891,671
		14,997,138
Information technology: 22.05%
Communications equipment: 2.70%
Ciena Corporation †	207,920	14,225,886
Lumentum Holdings Incorporated †	105,669	10,446,437
		24,672,323
Electronic equipment, instruments & components: 0.98%
Itron Incorporated †	81,954	3,906,747
Par Technology Corporation †	120,405	5,049,786
		8,956,533
IT services: 3.03%
EVO Payments Incorporated Class A †	273,190	6,586,611
LiveRamp Holdings Incorporated †	177,233	7,649,376
Verra Mobility Corporation †	428,930	7,206,024
WEX Incorporated †	36,900	6,218,019
		27,660,030
Semiconductors & semiconductor equipment: 4.08%
FormFactor Incorporated †	113,580	4,598,854
Onto Innovation Incorporated †	87,027	7,502,598
Silicon Motion Technology Corporation ADR	99,707	7,232,746
Synaptics Incorporated †	47,461	10,841,516
Teradyne Incorporated	60,178	7,096,190
		37,271,904
Software: 11.26%
Black Knight Incorporated †	162,871	9,151,721
Box Incorporated Class A †	436,831	11,187,242
See accompanying notes to portfolio of investments

4  |  Allspring Small Company Growth Portfolio

Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Software (continued)
CyberArk Software Limited †	55,100	$ 9,374,714
Doubleverify Holdings Incorporated †	104,353	2,885,360
Jamf Holding Corporation †	260,799	8,921,934
Nutanix Incorporated Class A †	254,163	6,786,152
Pagerduty Incorporated †	296,282	10,020,257
PTC Incorporated †	106,063	11,802,691
Sprout Social Incorporated Class A †	89,000	5,794,790
SS&C Technologies Holdings Incorporated	175,655	13,168,855
Zendesk Incorporated †	57,846	6,748,893
Zuora Incorporated †	457,199	6,940,281
		102,782,890
Materials: 3.10%
Chemicals: 2.20%
Element Solutions Incorporated	559,909	13,762,563
Orion Engineered Carbons SA	409,967	6,370,887
		20,133,450
Metals & mining: 0.90%
Steel Dynamics Incorporated	116,365	8,213,042
Real estate: 1.07%
Equity REITs: 0.70%
Ryman Hospitality Properties Incorporated †	72,970	6,429,387
Real estate management & development: 0.37%
Compass Incorporated Class A †«	437,545	3,329,717
Total Common stocks (Cost $583,711,242)		882,777,278

	Expiration date
Rights: 0.00%
Communication services: 0.00%
Media: 0.00%
Media General Incorporated ♦†	12-31-2022	347,897	0
Total Rights (Cost $0)			0

		Yield
Short-term investments: 3.88%
Investment companies: 3.88%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	26,485,724	26,485,724
Securities Lending Cash Investments LLC ♠∩∞		0.11	8,972,596	8,972,596
Total Short-term investments (Cost $35,458,320)				35,458,320
Total investments in securities (Cost $619,169,562)	100.55%			918,235,598
Other assets and liabilities, net	(0.55)			(4,996,504)
Total net assets	100.00%			$913,239,094

See accompanying notes to portfolio of investments

Allspring Small Company Growth Portfolio  |  5

Portfolio of investments—February 28, 2022 (unaudited)

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$40,275,255	$391,147,026	$(404,936,557)	$0	$0	$26,485,724	26,485,724	$6,422
Securities Lending Cash Investments LLC	21,935,055	157,756,887	(170,719,346)	0	0	8,972,596	8,972,596	5,040#
				$0	$0	$35,458,320		$11,462

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

6  |  Allspring Small Company Growth Portfolio

Notes to portfolio of investments—February 28, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Allspring Small Company Growth Portfolio  |  7

Notes to portfolio of investments—February 28, 2022 (unaudited)

■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$15,180,228	$0	$0	$15,180,228
Consumer discretionary	88,888,319	0	0	88,888,319
Consumer staples	29,046,698	0	0	29,046,698
Financials	94,859,323	0	0	94,859,323
Health care	224,793,650	0	0	224,793,650
Industrials	190,559,784	0	0	190,559,784
Information technology	201,343,680	0	0	201,343,680
Materials	28,346,492	0	0	28,346,492
Real estate	9,759,104	0	0	9,759,104
Rights
Communication services	0	0	0	0
Short-term investments
Investment companies	35,458,320	0	0	35,458,320
Total assets	$918,235,598	$0	$0	$918,235,598
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended February 28, 2022, the Portfolio did not have any transfers into/out of Level 3.

8  |  Allspring Small Company Growth Portfolio